CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities
Net loss		$ (587)		$ (4,663)		$ (1,222)
Net loss from continuing operations		(572)		(4,430)		(703)
Net loss from discontinued operations		(15)		(233)		(519)
Net operating net loss adjustments related to discontinued operations	[1]	10		211		526
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		127		318		397
Amortization of unfavorable and favorable contracts		0		1		105
Share of results from associated companies		(3)		0		22
Gain on disposals		(47)		(15)		0
Unrealized loss related to derivatives		0		3		37
Fair value measurement on deconsolidation of VIE		0		(509)		0
Loss on impairment of long-lived assets		152		4,087		0
Loss on impairment of intangibles		0		21		0
Loss on impairment of investments		0		0		6
Deferred tax benefit		(3)		(7)		(60)
Unrealized foreign exchange loss		2		19		(3)
Amortization of discount on debt		84		121		36
Change in allowance for credit losses		34		144		0
Non-cash reorganization items		176		0		0
Other cash movements in operating activities:
Payments for long-term maintenance		(55)		(110)		(105)
Repayments made under lease arrangements		(46)		0		0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals:
Trade accounts receivable		(41)		49		25
Trade accounts payable		15		(37)		3
Prepaid expenses/accrued revenue		(4)		(54)		(1)
Deferred revenue		7		(5)		13
Related party receivables		(6)		(103)		(8)
Related party payables		(7)		(5)		(30)
Other assets		(21)		33		(16)
Other liabilities		59		73		14
Other, net		0		8		5
Net cash used in operating activities		(154)		(420)		(256)
Cash Flows from Investing Activities
Additions to drilling units and equipment		(29)		(27)		(48)
Purchase of call option for non-controlling interest shares		0		(11)		0
Investment in associated companies		0		0		(25)
Loans granted to related party		0		(8)		0
Proceeds from disposal of rigs		43		0		0
Impact to cash resulting from deconsolidation of VIE		0		(22)		0
Net cash provided by investing activities - discontinued operations		23		36		47
Net cash provided by/(used in) investing activities		37		(32)		(26)
Cash Flows from Financing Activities
Repayments of secured credit facilities		0		(36)		(34)
Purchase of redeemable AOD non-controlling interest		0		(31)		0
Net cash used in financing activities - discontinued operations		0		(96)		(333)
Net cash used in financing activities		0		(163)		(367)
Effect of exchange rate changes on cash and cash equivalents		(2)		(19)		3
Net decrease in cash and cash equivalents, including restricted cash		(119)		(634)		(646)
Cash and cash equivalents, including restricted cash, at beginning of the year		723		1,357		2,003
Cash and cash equivalents, including restricted cash, at the beginning of year - continuing operations		653	[2]	1,205	[2]	1,572
Cash and cash equivalents, including restricted cash, at the beginning of year - discontinued operations		70		152		431
Cash and cash equivalents, including restricted cash, at the end of year		604		723		1,357
Cash and cash equivalents, including restricted cash, at the end of year - continuing operations (2)	[2]	516		653		1,205
Cash and cash equivalents, including restricted cash, at the end of year - discontinued operations		88		70		152
Supplementary disclosure of cash flow information
Interest paid		0		(174)		(378)
Taxes paid		(3)		(10)		(29)
Reorganization items, net paid		$ (100)		$ 0		$ 0

[1]	Relates to adjustments made to the net loss from discontinued operations to reconcile to net cash flows in operating activities from discontinued operations. The adjustments are made up of adjustments to reconcile net loss to net cash used in operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of effect of acquisitions and disposals. The net cash used in operating activities related to Discontinued operations for the year ended December 31, 2021 was $5 million (December 31, 2020: $22 million; December 31, 2019: $7 million generated from operating activities).
[2]	Comprised of cash and cash equivalents $293 million (2020: $485 million, 2019: $987 million), restricted cash $160 million (2020: $103 million, 2019: $135 million), and restricted cash included in non-current
assets $63 million (2020: $65 million, 2019: $83 million).